Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Board approves equity awards granted to the NEOs on or before the grant date and the Board does not take material nonpublic information into account when determining the timing and terms of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In 2025, we did not award any stock options to the NEOs during any period beginning four business days before the filing of a periodic report on Form 6-K or Form 20-F or one business day after filing such report.

Award Timing Method	The Board approves equity awards granted to the NEOs on or before the grant date and the Board does not take material nonpublic information into account when determining the timing and terms of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board approves equity awards granted to the NEOs on or before the grant date and the Board does not take material nonpublic information into account when determining the timing and terms of such equity awards.
MNPI Disclosure Timed for Compensation Value	false